Shareholders' Capital	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' Capital	SHAREHOLDERS' CAPITAL
The authorized capital of Baytex consists of an unlimited number of common shares without nominal or par value and 10.0 million preferred shares without nominal or par value, issuable in series. Baytex establishes the rights and terms of the preferred shares upon issuance. As at December 31, 2023, no preferred shares have been issued by the Company and all common shares issued were fully paid. The holders of common shares may receive dividends as declared from time to time and are entitled to one vote per share at any meeting of the holders of common shares. All common shares rank equally with regard to the Company's net assets in the event the Company is wound-up or terminated.

	Number of Common Shares (000s)	Amount
Balance, December 31, 2021	564,213	$5,736,593
Vesting of share awards	5,035	8,501
Common shares repurchased and cancelled	(24,318)	(245,430)
Balance, December 31, 2022	544,930	$5,499,664
Issued on corporate acquisition (note 4)	311,370	1,326,435
Vesting of share awards	5,892	26,229
Common shares repurchased and cancelled	(40,511)	(325,039)
Balance, December 31, 2023	821,681	$6,527,289

Normal Course Issuer Bid ("NCIB") Share Repurchases

On June 23, 2023, Baytex announced the acceptance from the Toronto Stock Exchange ("TSX") for renewal of the NCIB under which Baytex is permitted to purchase for cancellation 68.4 million common shares over the 12-month period commencing June 29, 2023. The number of shares authorized for repurchase represents 10% of the Company's 856.9 million common shares outstanding as at June 21, 2023.

Purchases are made on the open market at prices prevailing at the time of the transaction. During the year ended December 31, 2023, Baytex repurchased and cancelled 40.5 million common shares at an average price of $5.48 per share for total consideration of $221.9 million. During 2022, Baytex repurchased and cancelled 24.3 million common shares at an average price of $6.54 per share for total consideration of $159.0 million. The total consideration paid includes the commissions and fees paid as part of the transaction and is recorded as a reduction to shareholders' equity. The shares repurchased and cancelled are accounted for as a reduction in shareholders' capital at historical cost, with any discount paid recorded to contributed surplus and any premium paid recorded to retained earnings.

Dividends

In November 2023, the Company's Board of Directors declared a quarterly cash dividend of $0.0225 per share which was paid on January 2, 2024 for shareholders of record as at December 15, 2023. On February 28, 2024, the Company's Board of Directors declared a quarterly cash dividend of $0.0225 per share to be paid on April 1, 2024 for shareholders on record as at March 15, 2024.

The following dividends were declared by Baytex during the year ended December 31, 2023:

Record Date	Payable Date	Per Share Amount	Dividend Amount
September 15, 2023	October 2, 2023	$0.0225	$19,138
December 15, 2023	January 2, 2024	$0.0225	18,381
Total dividends declared			$37,519